Earnings per share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Disclosure of detailed information on earnings per share

Basic and diluted earnings per share
	Half-year to
	30 Jun 2025			30 Jun 2024
	Profit	Number of shares	Amount per share	Profit	Number of shares	Amount per share
	$m	(millions)	$	$m	(millions)	$
Basic[1]	11,510	17,646	0.65	16,586	18,666	0.89
Effect of dilutive potential ordinary shares		126			120
Diluted[1]	11,510	17,772	0.65	16,586	18,786	0.88
1Weighted average number of ordinary shares outstanding (basic) or assuming dilution (diluted).